TAXATION - Reconciliation of the statutory tax rate (Details) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
TAXATION
Earnings before income tax-rate			$ 23,472,162	$ 11,703,344
Income tax expense by applying tax rate in force in the respective countries			(1,139,677)	(7,535,794)
Share of profit or loss of subsidiaries, joint ventures and associates			202,534	174,481
Stock options charge			(434,439)	(224,971)
Non-deductible expenses			(180,850)	(452,666)
Other tax benefit			183,917
Unrecognized tax losses carry-forwards			(8,024)	(5,789)
Foreign investment coverage				301,774
Tax inflation adjustment			5,587,101	1,399,978
Result of inflation effect on monetary items and other finance results			(4,367,390)	(4,727,582)
Others			(351,094)	(6,002)
Income tax expenses	$ 5,189,627	$ (4,340,156)	$ (507,922)	$ (11,076,571)